Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Schedule of Debentures	Debentures are comprised of the following as of the below dates:
	Effective Interest rate	Currency	Par value in issuance currency (thousand)	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2025
Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 165,642	$51,925	$(187)	$51,738	$-	$98	$51,836

Formula’s Series D Secured Debentures (5.68%)	6.01	NIS (Unlinked)	NIS 150,000	$47,022	(525)	-	46,497	221	46,718

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 305,820	$95,868	(837)	22,872	72,159	1,767	96,798

				$194,815	$(1,549)	$74,610	$118,656	$2,086	$195,352

	Effective Interest rate	Currency	Par value in issuance currency (thousand)	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2024
Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 331,283	$90,837	$(499)	$45,419	$44,919	$170	$90,508

Formula’s Series D Secured Debentures (5.68%)	6.01	NIS (Unlinked)	NIS 150,000	$41,130	(528)	-	40,602	193	40,795

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 140,000	$39,593	(5)	19,796	19,792	672	40,260

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 373,738	$102,478	(1,078)	18,623	82,777	1,909	103,309

				$274,038	$(2,110)	$83,838	$188,090	$2,944	$274,872

Schedule of Aggregate Principal Annual Payments of the Debentures	Scheduled aggregate principal annual payments of the debentures:
Repayment amount
2026	$74,797
2027	28,393
2028	26,620
2029	24,957
2030	40,048
$194,815